Income Tax Expense	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Income Tax Expense
12.  Income Tax Expense

Recognised within the Consolidated Income Statement Continuing operations	2020 $m	2019 $m	2018 $m
(a) Current tax
Republic of Ireland	23	20	11
Overseas	571	385	330
Total current tax expense	594	405	341

(b) Deferred tax
Origination and reversal of temporary differences:
Retirement benefit obligations	(9)	(1)	4
Share-based payment expense	(3)	(6)	4
Derivative financial instruments	-	2	(2)
Other items	(83)	134	120
Total deferred tax (income)/expense	(95)	129	126

Income tax reported in the Consolidated Income Statement	499	534	467

	2020 $m	2019 $m	2018 $m

Recognised outside the Consolidated Income Statement
(a) Within the Consolidated Statement of Comprehensive Income:
Deferred tax - retirement benefit obligations	11	(4)	(1)
Deferred tax - cash flow hedges	-	(4)	5
	11	(8)	4
(b) Within the Consolidated Statement of Changes in Equity:

Current tax
Current tax - share option exercises	2	5	2

Deferred tax
Deferred tax - share-based payment expense	(1)	6	(5)
	1	11	(3)

Income tax recognised outside the Consolidated Income Statement	12	3	1

Reconciliation of applicable tax rate to effective tax rate
Continuing operations
Profit before tax ($m)	1,664	2,181	1,968
Tax charge expressed as a percentage of profit before tax (effective tax rate):
- current tax expense only	35.7%	18.6%	17.3%
- total income tax expense (current and deferred)	30.0%	24.5%	23.7%
The following table reconciles the applicable Republic of Ireland statutory tax rate to the effective tax rate (current and deferred) of the Group:

Irish corporation tax rate	12.5	12.5	12.5
Higher tax rates on overseas earnings	10.6	12.8	11.8
Other items
- arising from 2020 impairment	8.4	-	-
- other items (primarily comprising items not chargeable to tax/expenses not deductible for tax)	(1.5)	(0.8)	(0.6)
Total effective tax rate	30.0	24.5	23.7
Other disclosures

Effective tax rate
The 2020 effective tax rate is 30.0% (2019: 24.5%; 2018: 23.7%). The impact of the 2020 impairment charge on the effective tax rate is 8.4%.

The tax charge associated with discontinued operations in 2019 and 2018 is recognised separately in “Profit after tax for the financial year from discontinued operations”. See note 3 for further details.

Changes in tax rates
The total tax charge in future periods will be affected by any changes to the tax rates in force in the countries in which the Group operates.

Proposed dividends
There are no income tax consequences for the Company in respect of dividends proposed prior to issuance of the Consolidated Financial Statements and for which a liability has not been recognised.